Average Annual Total Returns{- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-12 - Fidelity Managed Retirement 2025 Fund	Fidelity Managed Retirement 2025 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2025 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2025 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNL Past 1 year	IXZNL Past 5 years	IXZNL Past 10 years	F0741 Past 1 year	F0741 Past 5 years	F0741 Past 10 years
Total	13.09%	9.07%	8.06%	11.90%	6.88%	6.48%	8.18%	6.61%	6.06%	7.51%	4.44%	3.84%	12.60%	9.27%	8.54%	18.40%	15.22%	13.88%